UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Real Estate Securities Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.6%
FINANCIAL—BANKS 0.6%
FCB Financial Holdings, Class A(a)	464,046	$10,538,485

REAL ESTATE 99.0%
DIVERSIFIED 6.2%
American Assets Trust	478,142	15,764,342
Forest City Enterprises, Class A(a)	877,555	17,164,976
Gramercy Property Trust	1,352,212	7,788,741
Vornado Realty Trust	626,117	62,586,655
		103,304,714
FREE STANDING 1.7%
American Realty Capital Properties	2,390,284	28,826,825

HEALTH CARE 8.7%
Aviv REIT	1,087,589	28,657,970
Health Care REIT	1,044,633	65,153,760
Healthcare Trust of America, Class A	1,722,148	19,976,917
Physicians Realty Trust	1,196,736	16,419,218
Ventas	255,261	15,813,419
		146,021,284
HOTEL 9.3%
Ashford Hospitality Prime	718,175	10,937,805
Belmond Ltd., Class A (Bermuda)(a)	990,079	11,544,321
DiamondRock Hospitality Co.	1,932,287	24,501,399
Extended Stay America	472,767	11,223,489
Hilton Worldwide Holdings(a)	1,025,351	25,254,395
La Quinta Holdings(a)	203,224	3,859,224
Strategic Hotels & Resorts(a)	1,769,058	20,609,526
Summit Hotel Properties	1,189,471	12,822,497
Sunstone Hotel Investors	2,451,281	33,876,703
		154,629,359
INDUSTRIALS 6.3%
First Industrial Realty Trust	1,246,832	21,083,929
Prologis	1,624,653	61,249,418
Rexford Industrial Realty	1,151,320	15,934,269
STAG Industrial	325,562	6,742,389
		105,010,005
OFFICE 12.4%
BioMed Realty Trust	1,379,662	27,869,172

1

	Number of Shares	Value
Brandywine Realty Trust	1,478,400	$20,801,088
Corporate Office Properties Trust	467,104	12,013,915
Douglas Emmett	966,150	24,801,071
Empire State Realty Trust, Class A	999,572	15,013,571
Kilroy Realty Corp.	426,097	25,327,206
Liberty Property Trust	578,708	19,247,828
Mack-Cali Realty Corp.	606,037	11,581,367
SL Green Realty Corp.	492,645	49,914,791
		206,570,009
RESIDENTIAL 19.1%
APARTMENT 17.4%
American Homes 4 Rent, Class A	877,888	14,827,528
Apartment Investment & Management Co.	1,027,984	32,710,451
Campus Crest Communities	145,487	931,117
Education Realty Trust	1,612,388	16,575,349
Equity Residential	1,530,228	94,231,440
Essex Property Trust	66,196	11,832,535
Home Properties	572,384	33,335,644
Post Properties	316,831	16,266,103
Starwood Waypoint Residential Trust	458,891	11,935,755
UDR	2,095,259	57,095,808
		289,741,730
MANUFACTURED HOME 1.7%
Sun Communities	411,569	20,784,235
Toll Brothers(a)	257,383	8,020,054
		28,804,289
TOTAL RESIDENTIAL		318,546,019

SELF STORAGE 7.4%
CubeSmart	1,827,340	32,855,573
Extra Space Storage	444,764	22,936,480
Public Storage	296,134	49,110,863
Sovran Self Storage	261,668	19,457,632
		124,360,548
SHOPPING CENTERS 25.9%
COMMUNITY CENTER 10.6%
DDR Corp.	1,090,709	18,247,562
Kimco Realty Corp.	1,689,089	37,007,940
Ramco-Gershenson Properties Trust	1,021,883	16,605,599

2

		Number of Shares	Value
Regency Centers Corp.		759,397	$40,878,340
Retail Properties of America, Class A		1,419,472	20,766,875
Washington Prime Group		1,062,133	18,566,085
Weingarten Realty Investors		768,812	24,217,578
			176,289,979
REGIONAL MALL 15.3%
Glimcher Realty Trust		851,409	11,528,078
Macerich Co. (The)		1,060,069	67,664,204
Pennsylvania REIT		611,353	12,190,379
Simon Property Group		793,549	130,475,327
Taubman Centers		464,653	33,919,669
			255,777,657
TOTAL SHOPPING CENTERS			432,067,636

SPECIALTY 2.0%
CyrusOne		925,678	22,253,299
QTS Realty Trust, Class A		371,187	11,265,526
			33,518,825
TOTAL REAL ESTATE			1,652,855,224
TOTAL COMMON STOCK (Identified cost—$1,419,412,880)			1,663,393,709

SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)		500,000	500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$500,000)			500,000

TOTAL INVESTMENTS (Identified cost—$1,419,912,880)	99.6%		1,663,893,709

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		6,085,175

NET ASSETS	100.0%		$1,669,978,884

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

3

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

4

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$1,663,393,709	$1,663,393,709	$—	$—
Money Market Funds	500,000	—	500,000	—
Total Investments(a)	$1,663,893,709	$1,663,393,709	$500,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Derivative Instruments

Options:  The Fund may write put or call options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in written options during the nine months ended September 30, 2014, were as follows:

	Number
	of Contracts	Premiums
Options outstanding at December 31, 2013	1,850	$299,629
Options terminated in closing transactions	(1,850)	(299,629)
Options outstanding at September 30, 2014	—	$—

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,419,912,880
Gross unrealized appreciation	$262,031,041
Gross unrealized depreciation	(18,050,212)
Net unrealized appreciation	$243,980,829

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 25, 2014